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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1997
                                                   -----------------


Check here if Amendment  [X]            Amendment Number:      2
                                                           ---------
   This Amendment (Check only one): [X]   is a restatement

                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

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
           /s/ E.J. BIRD                                   Greenwich, CT                              February 11, 2000
          -----------------------------------------        ------------------------------             ----------------------
                         (Signature)                              (City, State)                               (Date)
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Report Type (Check only one):

  [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        NONE
Form 13F Information Table Entry Total:                     14
Form 13F Information Table Value Total:               $655,037
                                                   (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
 Page 1 of 1              FORM 13F INFORMATION TABLE

COLUMN 1:                COLUMN 2:    COLUMN 3:    COLUMN 4:          COLUMN 5:         COLUMN 6: COLUMN 7:         COLUMN 8:
--------------------     --------    ---------    ----------  -----------------------   --------- --------  ---------------------
                                                                                                                    VOTING
                                                 FAIR MARKET                                       OTHER           AUTHORITY
                         TITLE OF    CUSIP          VALUE      SHRS OR     SH/   PUT/  INVESTMENT  MANA-   (a)     (b)      (c)
 NAME OF ISSUER           CLASS      NUMBER       (x $1,000)   PRN AMT     PRN   CALL  DISCRETION  GERS    SOLE   SHARED    NONE
---------------------    -------   -----------   ----------  -----------  -----  ----  ---------- -------  ----------------------
Bandag Inc.              Common    059815-10-0         221      4,143       SH          DEFINED            4,143
---------------------------------------------------------------------------------------------------------------------------------
Bandag Inc.              Common    059815-10-0       2,424     45,357       SH           SOLE             45,357
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.         Common    260543-10-3      10,768    106,090       SH          DEFINED          106,090
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.         Common    260543-10-3     117,572  1,158,345       SH           SOLE          1,158,345
---------------------------------------------------------------------------------------------------------------------------------
Guess Inc.               Common    401617-10-5         875    127,319       SH          DEFINED          127,319
---------------------------------------------------------------------------------------------------------------------------------
Guess Inc.               Common    401617-10-5       9,557  1,390,081       SH           SOLE          1,390,081
---------------------------------------------------------------------------------------------------------------------------------
International
 Business Machs          Common    459200-10-1     109,718  1,075,620       SH          DEFINED        1,075,620
---------------------------------------------------------------------------------------------------------------------------------
International
 Business Machs          Common    459200-10-1      40,096    357,150       SH           SOLE            357,150
---------------------------------------------------------------------------------------------------------------------------------
International
 Business Machs          Options   459200-90-1       3,479        586       SH    CALL  DEFINED              586
---------------------------------------------------------------------------------------------------------------------------------
International
 Business Machs          Options   459200-90-1      77,960     13,130       SH    CALL   SOLE             13,130
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.       Common    717265-10-2         661     10,613       SH          DEFINED           10,613
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp        Common    717265-10-2       7,214    115,887       SH           SOLE            115,887
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co         Common    949740-10-4      25,810     76,038       SH          DEFINED           76,038
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co         Common    949740-10-4     248,682    732,628       SH           SOLE            732,628
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(Confidential portion has been omitted and filed separately.)
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COLUMN TOTALS                                      655,037
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